REAL ESTATE INVENTORY (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
REAL ESTATE INVENTORY
Real estate, including land	¥ 8,766,600	¥ 10,066,613
Construction in progress	501,225	323,618
Real estate inventory	¥ 9,267,825	¥ 10,390,231